Share Based Compensation - Summary of Option Allotments Under Share Based Compensation (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning	10,803,412	10,378,925
Granted of share options, Shares	1,349,997	1,141,392
Forfeited of share options, Shares	(1,454,707)	(296,533)
Exercise of share options, Shares	(1,533,505)	(420,372)
Outstanding, Ending balance	9,165,197	10,803,412
Number exercisable at December 31, 2020	6,362,150
Weighted Average Exercise Price, Granted	$ 0.74	$ 0.86
Weighted Average Exercise Price, Forfeited	0.48	0.17
Weighted Average Exercise Price, Exercised	$ 0.09	$ 0.07